Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2025 Portfolio℠
September 30, 2025
VIPIFF2025-NPRT3-1125
1.822896.120
Bond Funds - 44.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,629,092	24,687,175
Fidelity International Bond Index Fund (a)	277,074	2,601,725
Fidelity Long-Term Treasury Bond Index Fund (a)	1,573,702	14,824,272
VIP High Income Portfolio - Investor Class (a)	503,917	2,554,858
VIP Investment Grade Bond II Portfolio - Investor Class (a)	4,989,134	48,793,726
TOTAL BOND FUNDS (Cost $95,838,322)		93,461,756

Domestic Equity Funds - 28.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	163,173	10,715,591
VIP Equity Income Portfolio - Investor Class (a)	290,332	8,683,819
VIP Growth & Income Portfolio - Investor Class (a)	339,377	11,939,282
VIP Growth Portfolio - Investor Class (a)	164,571	17,770,353
VIP Mid Cap Portfolio - Investor Class (a)	71,818	2,734,093
VIP Value Portfolio - Investor Class (a)	311,474	6,058,161
VIP Value Strategies Portfolio - Investor Class (a)	193,206	3,002,423
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,106,278)		60,903,722

International Equity Funds - 25.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	1,097,975	16,722,152
VIP Overseas Portfolio - Investor Class (a)	1,228,064	36,989,283
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $30,160,968)		53,711,435

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $3,730,628)	3.95	3,730,628	3,730,628

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $156,836,196)	211,807,541
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	211,807,542

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	24,443,439	3,998,835	5,073,397	281,151	(500,767)	1,819,065	24,687,175	2,629,092
Fidelity International Bond Index Fund	8,054,779	704,557	6,194,500	44,188	(253,173)	290,062	2,601,725	277,074
Fidelity Long-Term Treasury Bond Index Fund	14,197,565	2,821,843	2,638,369	429,308	(259,222)	702,455	14,824,272	1,573,702
VIP Contrafund Portfolio - Investor Class	10,474,182	1,626,009	2,771,653	324,000	97,603	1,289,450	10,715,591	163,173
VIP Emerging Markets Portfolio - Investor Class	18,882,555	2,096,342	9,133,178	-	1,650,331	3,226,102	16,722,152	1,097,975
VIP Equity Income Portfolio - Investor Class	8,546,540	975,983	1,904,114	63,954	6,521	1,058,889	8,683,819	290,332
VIP Government Money Market Portfolio - Investor Class	-	5,444,436	1,713,808	65,472	-	-	3,730,628	3,730,628
VIP Growth & Income Portfolio - Investor Class	11,726,014	1,248,338	2,729,860	115,173	279,392	1,415,398	11,939,282	339,377
VIP Growth Portfolio - Investor Class	17,358,720	2,465,669	4,090,646	203,730	(41,657)	2,078,267	17,770,353	164,571
VIP High Income Portfolio - Investor Class	2,470,053	161,998	279,519	5,297	(13,052)	215,378	2,554,858	503,917
VIP Investment Grade Bond II Portfolio - Investor Class	41,280,549	11,083,557	6,402,491	9,774	(127,289)	2,959,400	48,793,726	4,989,134
VIP Mid Cap Portfolio - Investor Class	2,690,729	501,817	528,233	120,415	(23,161)	92,941	2,734,093	71,818
VIP Overseas Portfolio - Investor Class	34,323,064	5,008,311	8,840,364	389,462	853,257	5,645,015	36,989,283	1,228,064
VIP Value Portfolio - Investor Class	6,005,609	888,458	1,000,253	226,702	(24,579)	188,926	6,058,161	311,474
VIP Value Strategies Portfolio - Investor Class	2,985,092	432,956	462,352	54,281	(21,367)	68,094	3,002,423	193,206
	203,438,890	39,459,109	53,762,737	2,332,907	1,622,837	21,049,442	211,807,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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